Operating Segment Information (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of operating segments [abstract]
Geographic Non-current Assets Information

	As of December 31,
	2024	2025
	NT$	NT$
	(In Thousands)	(In Thousands)
Taiwan	$143,009,330	$121,675,444
Singapore	107,247,569	124,957,211
China (includes Hong Kong)	38,271,386	31,711,159
Japan	12,235,336	10,281,205
Others	61,643	48,814

Total	$300,825,264	$288,673,833

Individual Customers Accounting for at least 10% of Operating Revenues
Individual customers accounting for at least 10% of operating revenues for the years ended December 31, 2023, 2024 and 2025 were as follows:

	For the years ended December 31,
	2023	2024	2025
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Customer A	N/A (Note)	$24,180,535	$28,005,843

Customer B	$29,242,973	N/A (Note)	N/A (Note)

Note: The sales amount is less than 10% of the Company’s operating revenues.